SEGMENT INFORMATION - Amounts Detailed in Segment Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	$ 159,484	$ 93,194
Intersegment revenue	0	0
Revenue	159,484	93,194
Adjusted EBITDA	11,881	(5,455)
Depreciation and amortization	(11,770)	(12,861)
Stock-based compensation	(62,042)	(3,936)
Restructuring and related costs	(2,542)	0
Legal expense	(744)
Warrant transaction expense	(326)
Sale of export incentives	(760)
Loss from operations	66,303	22,252
Other expense, net	(23,808)	(16,330)
Loss before income taxes	(90,111)	(38,582)
Provision for income taxes	(127)	(323)
Net loss	(90,238)	(38,905)
Travel Marketplace
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	157,473	92,038
SAAS Platform
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	2,011	1,156
Operating Segments | Travel Marketplace
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	157,473	92,038
Intersegment revenue	0	0
Revenue	157,473	92,038
Adjusted EBITDA	12,451	(3,745)
Depreciation and amortization	(11,223)	(12,296)
Stock-based compensation	(62,042)	(3,936)
Restructuring and related costs	(2,542)
Sale of export incentives	(760)
Operating Segments | SAAS Platform
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	2,011	1,156
Intersegment revenue	0	0
Revenue	2,011	1,156
Adjusted EBITDA	(570)	(1,710)
Depreciation and amortization	(547)	(565)
Stock-based compensation	0	$ 0
Restructuring and related costs	0
Sale of export incentives	0
Corporate
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	0
Intersegment revenue	0
Revenue	0
Adjusted EBITDA	0
Depreciation and amortization	0
Stock-based compensation	0
Restructuring and related costs	0
Legal expense	(744)
Warrant transaction expense	(326)
Sale of export incentives	$ 0